Revision of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2022
Revision Of Previously Issued Financial Statements [Abstract]
Schedule of revised its the previously reported amounts

	As Previously Reported	Adjustment	As Adjusted
Condensed Unaudited Statements of Operations and Notes to Condensed Unaudited Financial Statements
Net income allocable to Class A Ordinary Shares subject to possible redemption	$5,038,453	$(319,357)	$4,719,096
Net income allocable to non-redeemable Class B Ordinary Shares	$1,230,252	$319,357	$1,549,609
Weighted average number of Class A ordinary shares subject to possible redemption	33,000,000	(8,461,538)	24,538,562
Weighted average number of Class B Shares	8,057,695	(3)	8,057,692
Basic and diluted net income per share attributable to Class A Shares	$0.15	$0.04	$0.19
Basic and diluted net income per share attributable to Class B Shares	$0.15	$0.04	$0.19